TAXES - Narrative (Details) - EUR (€) € in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jul. 01, 2022	Dec. 31, 2022
Income Tax [Abstract]
Average effective tax rate	(22.00%)	(25.00%)	(22.00%)
Discrete items excluded from average effective tax rate	25.00%
Current tax liabilities, audit provision	€ 147	€ 154